Cover	Aug. 16, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 16, 2023
Entity File Number	001-41098
Entity Registrant Name	BEARD ENERGY TRANSITION ACQUISITION CORP.
Entity Central Index Key	0001847351
Entity Tax Identification Number	86-1990354
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	595 Madison Avenue
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	214
Local Phone Number	833-8913
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-half of one warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one warrant
Trading Symbol	BRD.U
Security Exchange Name	NYSE
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BRD
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	BRD.WS
Security Exchange Name	NYSE